Note 23 - Financial Instruments - Details of Interest Rate Swaps In Place (Details) $ in Millions	Dec. 31, 2025 USD ($)
Interest Rate Swap, 2022 IRS A [Member]
Derivative, Notional Amount	$ 150
Derivative, Fixed Interest Rate	2.802%
Interest Rate Swap, 2022 IRS B [Member]
Derivative, Notional Amount	$ 250
Derivative, Fixed Interest Rate	3.592%
Interest Rate Swap, 2023 IRS A [Member]
Derivative, Notional Amount	$ 100
Derivative, Fixed Interest Rate	3.725%
Interest Rate Swap, 2023 IRS B [Member]
Derivative, Notional Amount	$ 100
Derivative, Fixed Interest Rate	4.00%
Interest Rate Swap, 2025 IRS A [Member]
Derivative, Notional Amount	$ 200
Derivative, Fixed Interest Rate	3.434%
Interest Rate Swap, 2025 IRS B [Member]
Derivative, Notional Amount	$ 200
Derivative, Fixed Interest Rate	3.446%
Interest Rate Swap, 2025 IRS C [Member]
Derivative, Notional Amount	$ 200
Derivative, Fixed Interest Rate	3.48%